Taxation (Details) - USD ($)		12 Months Ended
	Oct. 01, 2019	Jul. 31, 2026	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Line Items]
Deferred Tax Assets, Valuation Allowance		$ 11,584,472	$ 11,437,165	$ 11,437,165	$ 10,880,783
Consumption tax rate	$ 0.10
Unrecognized penalties tax
Unrecognized uncertain tax positions
Unrecognized increases or decreases
Tax Jurisdiction of Domicile [Extensible Enumeration]		Japan [Member]
United States [Member]
Income Taxes [Line Items]
Percentage of income tax rate		21.00%
Japan [Member]
Income Taxes [Line Items]
Statutory rate		$ 0	$ 0
Consumption tax reduced rate [Member]
Income Taxes [Line Items]
Consumption tax rate	$ 0.08